Cover	Sep. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	333-235700
Entity Registrant Name	SYNERGY EMPIRE LIMITED
Entity Central Index Key	0001766267
Entity Tax Identification Number	38-4096727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.19 Jalan 12/118B
Entity Address, Address Line Two	Desa Tun Razak
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	56100
City Area Code	(60)3
Local Phone Number	9171 2828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false